Note 17 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 76,725	$ 63,863
Cash and cash equivalents	21,689	17,633
Other current assets	55,036	46,230
Investments in non-consolidated companies and other investments	6,259	6,312
Property, plant and equipment, net	247,276	218,567
Non-current assets	20,401	19,941
Total assets	350,661	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	6,159	3,473
Cash and cash equivalents	0	0
Other current assets	6,159	3,473
Investments in non-consolidated companies and other investments	0	296
Property, plant and equipment, net	145,508	129,913
Non-current assets	3,653	3,511
Total assets	155,320	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	23,466	16,305
Cash and cash equivalents	0	0
Other current assets	23,466	16,305
Investments in non-consolidated companies and other investments	3,282	3,056
Property, plant and equipment, net	56,827	46,844
Non-current assets	3,668	3,282
Total assets	87,243	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,793	2,904
Cash and cash equivalents	0	0
Other current assets	2,793	2,904
Investments in non-consolidated companies and other investments	724	813
Property, plant and equipment, net	26,841	24,725
Non-current assets	1,638	1,465
Total assets	31,996	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	138	121
Cash and cash equivalents	0	0
Other current assets	138	121
Investments in non-consolidated companies and other investments	892	688
Property, plant and equipment, net	362	356
Non-current assets	9	10
Total assets	1,401	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,481	3,279
Cash and cash equivalents	0	0
Other current assets	3,481	3,279
Investments in non-consolidated companies and other investments	931	1,078
Property, plant and equipment, net	9,772	9,519
Non-current assets	2,537	2,294
Total assets	16,721	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,684	4,196
Cash and cash equivalents	0	0
Other current assets	4,684	4,196
Investments in non-consolidated companies and other investments	294	257
Property, plant and equipment, net	3,051	2,730
Non-current assets	765	346
Total assets	8,794	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	43,434	38,895
Cash and cash equivalents	21,689	17,633
Other current assets	21,745	21,262
Investments in non-consolidated companies and other investments	136	124
Property, plant and equipment, net	4,915	4,480
Non-current assets	8,583	9,033
Total assets	57,068	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(7,430)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(7,430)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	0
Non-current assets	(452)	0
Total assets	$ (7,882)	$ (5,310)